Net Interest Income and Average Balance Sheet and Interest Rates - Average balance sheet and interest rates - Liabilities and equity (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Interest bearing liabilities and interest expense
Average balance	$ 818,257	$ 803,257	$ 786,994
Interest expense	$ 17,417	$ 14,709	$ 10,726
Average rate %	4.30%	3.70%	2.70%
Non-interest bearing liabilities
Average balance	$ 158,796	$ 153,695	$ 159,935
Total liabilities
Average balance	977,053	956,952	946,929
Shareholders' equity
Average balance	71,841	71,509	70,947
NCI
Average balance	43	43	47
Total equity
Average balance	71,884	71,552	70,994
Total liabilities and equity
Average balance	1,048,937	1,028,504	1,017,923
Deposits and other borrowings
Interest bearing liabilities and interest expense
Average balance	566,292	551,676	537,110
Interest expense	$ 11,504	$ 9,966	$ 6,952
Average rate %	4.10%	3.60%	2.60%
Non-interest bearing liabilities
Average balance	$ 132,454	$ 130,232	$ 131,113
Deposits and other borrowings | Australia
Interest bearing liabilities and interest expense
Average balance	479,854	466,499	453,962
Interest expense	$ 9,344	$ 7,997	$ 5,547
Average rate %	3.90%	3.40%	2.50%
Deposits and other borrowings | New Zealand
Interest bearing liabilities and interest expense
Average balance	$ 66,025	$ 64,641	$ 63,422
Interest expense	$ 1,614	$ 1,447	$ 1,017
Average rate %	4.90%	4.50%	3.20%
Deposits and other borrowings | Other overseas
Interest bearing liabilities and interest expense
Average balance	$ 20,413	$ 20,536	$ 19,726
Interest expense	$ 546	$ 522	$ 388
Average rate %	5.30%	5.10%	3.90%
Deposits and other borrowings | Certificates of deposit
Interest bearing liabilities and interest expense
Average balance	$ 49,931	$ 50,314	$ 45,447
Interest expense	$ 1,217	$ 1,122	$ 799
Average rate %	4.90%	4.40%	3.50%
Deposits and other borrowings | Transactions
Interest bearing liabilities and interest expense
Average balance	$ 114,435	$ 113,410	$ 117,978
Interest expense	$ 2,029	$ 1,805	$ 1,423
Average rate %	3.50%	3.20%	2.40%
Deposits and other borrowings | Savings
Interest bearing liabilities and interest expense
Average balance	$ 220,075	$ 212,281	$ 206,042
Interest expense	$ 3,787	$ 3,269	$ 2,097
Average rate %	3.40%	3.10%	2.00%
Deposits and other borrowings | Term
Interest bearing liabilities and interest expense
Average balance	$ 181,851	$ 175,671	$ 167,643
Interest expense	$ 4,471	$ 3,770	$ 2,633
Average rate %	4.90%	4.30%	3.10%
Repurchase agreements
Interest bearing liabilities and interest expense
Average balance	$ 29,739	$ 38,003	$ 41,310
Interest expense	$ 439	$ 328	$ 228
Average rate %	3.00%	1.70%	1.10%
Loan capital
Interest bearing liabilities and interest expense
Average balance	$ 39,140	$ 35,115	$ 33,649
Interest expense	$ 905	$ 828	$ 620
Average rate %	4.60%	4.70%	3.70%
Other interest bearing liabilities
Interest bearing liabilities and interest expense
Average balance	$ 183,086	$ 178,463	$ 174,925
Interest expense	$ 4,569	$ 3,587	$ 2,926
Average rate %	5.00%	4.00%	3.40%
Derivative financial instruments
Non-interest bearing liabilities
Average balance	$ 22,208	$ 22,960	$ 29,765
All other liabilities
Non-interest bearing liabilities
Average balance	$ 4,134	$ 503	$ (943)